Short-term Borrowings and Current Portion of Long-term Borrowings - Short-term (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			7 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	May 31, 2017 CNY (¥) installment	May 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term borrowings
Bank loans							¥ 200,000		¥ 100,000
Restricted cash deposits	$ 8,486				$ 8,486		155,792		55,214
Repayment of borrowings					31,448	¥ 204,611	25,974	¥ 90,000
Inventories	182,882				182,882		752,103		1,189,885
Equipment	6,270				6,270		35,196		40,793
Short Term Borrowings and Current Portion of Long Term Borrowings	$ 27,246				27,246		200,000		177,274
Amount borrowed					$ 18,968	123,409	5,285
Collateral Pledged
Short-term borrowings
Equipment							0		11,753
Xiamen International Bank
Short-term borrowings
Bank loans							¥ 150,000
Interest rate (as a percent)							1.68%	1.62%
Restricted cash deposits							¥ 155,300
Cash deposits unrestricted									¥ 155,300
Term of loan							2 years
SPD
Short-term borrowings
Interest rate (as a percent)	6.75%				6.75%				6.75%
Outstanding balances of the short-term portion		¥ 70,000
Term of loan			1 year
Repayment of borrowings		50,000				4,611
Drew down			¥ 50,000	¥ 20,000
SPD | Collateral Pledged
Short-term borrowings
Inventories		250,889
Equipment		¥ 11,753
Shanghai Pudong Development Silicon Valley Bank
Short-term borrowings
Bank loans									¥ 50,000
Interest rate (as a percent)	4.35%				4.35%				4.35%
Restricted cash deposits | $	$ 55,214				$ 55,214
Term of loan	1 year
VIEs
Short-term borrowings
Short Term Borrowings and Current Portion of Long Term Borrowings							¥ 200,000		¥ 177,274
VIEs | Non-financial institution
Short-term borrowings
Interest rate (as a percent)		9.35%
Repayment of borrowings						14,000
Short Term Borrowings and Current Portion of Long Term Borrowings		¥ 45,000							31,000
Number of monthly installments | installment		5
VIEs | Line of Credit Maturing on May 11, 2018 | Non-financial institution
Short-term borrowings
Interest rate (as a percent)		7.35%
Term of loan		1 year
Drew down		¥ 50,000
Short Term Borrowings and Current Portion of Long Term Borrowings									50,000
Third party financing
Short-term borrowings
Short Term Borrowings and Current Portion of Long Term Borrowings									35,209
Amount borrowed						¥ 78,409
Third party financing | Collateral Pledged
Short-term borrowings
Accounts receivable									¥ 35,209
Third party financing | Minimum
Short-term borrowings
Interest rate (as a percent)	9.00%				9.00%				9.00%
Third party financing | Maximum
Short-term borrowings
Interest rate (as a percent)	10.00%				10.00%				10.00%